Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Schedule of Key Inputs for the Valuation of the Warrant Obligation	Key inputs for the valuation of the warrant obligation upon issuance were as follows:

	As of June 25, 2025	As of May 2, 2024
Exercise price in USD	$5.00	$5.00
Share price in USD	$3.17	$5.08
Risk-free interest rate	4.24%	4.53%
Expected volatility (annualized)	72.98%	71.77%
Expected term (years)	10	10
Dividend yield	—%	—%
Black-Scholes value in USD	$2.37	$4.06
The Company remeasures the fair value of the warrant obligation on a quarterly basis. Key inputs for the remeasurement of the Tranche A warrant obligation were as follows:

	As of December 31, 2025	As of December 31, 2024
Exercise price in USD	$5.00	$5.00
Share price in USD	$4.67	$3.07
Risk-free interest rate	4.01%	4.51%
Expected volatility	68.39%	72.52%
Expected term (years)	8.34	9.33
Dividend yield	—%	—%
Black-Scholes value in USD	$3.35	$2.22
Key inputs for the remeasurement of the Tranche B warrant obligation were as follows:

As of December 31, 2025
Exercise price in USD	$5.00
Share price in USD	$4.67
Risk-free interest rate	4.02%
Expected volatility	76.10%
Expected term (years)	9.48
Dividend yield	—%
Black-Scholes value in USD	$3.71

Schedule of Allocation of the Loan Proceeds and Any Movements in the Liability	The following table presents the allocation of the loan proceeds and any movements in the liability for the year ended December 31, 2025, (in USD thousands):

Balance as of January 1, 2024	$—
Gross proceeds from Tranche A	15,000
Transaction costs	(1,070)
Proceeds net of transaction costs	13,930

Warrant obligation at issuance	(656)
Interest expense	1,290
Interest paid	(1,152)
Currency translation adjustments	(175)
Balance as of December 31, 2024	13,237
Gross proceeds from Tranche B	35,000
Transaction costs	(437)
Proceeds net of transaction costs	34,563

Warrant obligation at issuance	(474)
Interest expense	3,891
Interest paid	(3,521)
Currency translation adjustments	37
Balance as of December 31, 2025	$47,733

Schedule of Warrant Obligation Liability
The following table presents the movements in the warrant obligation liability for the year ended December 31, 2025, (in USD thousands):

	Warrant Obligation	Number of Warrants
Balance as of January 1, 2024	$—	—
Issuance of warrants from Tranche A	656	200,000
Change in fair value	(370)	—
Foreign exchange loss	158	—
Balance as of December 31, 2024	444	200,000

Issuance of warrants from Tranche B	474	200,000
Change in fair value	497	—
Foreign exchange gain	(3)	—
Balance as of December 31, 2025	$1,412	400,000